Financial risk management and fair values of financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Financial Instruments by Category
(a)	Financial instruments by category

	December 31, 2018	December 31, 2019
	NT$000	NT$000
Financial assets
Financial assets at fair value through profit or loss
Financial assets mandatorily measured at fair value through profit or loss	11,471	11,038
Financial assets at fair value through other comprehensive income
Designation of equity instruments	174,357	121,808
Financial assets at amortized cost
Cash and cash equivalents	4,642,522	4,704,084
Financial assets at amortized cost	268,271	237,420
Accounts and notes receivable	4,747,288	4,453,669
Accounts receivable – related parties	140	1,045
Other receivables	63,037	89,676
Other receivables – related parties	3,131	2,948
Refundable deposits	22,006	21,145

	9,932,223	9,642,833

Financial liabilities
Financial liabilities at amortized cost
Accounts payable	637,271	819,548
Accounts payable – related parties	347	—
Payables to contractors and equipment suppliers	1,516,735	972,770
Other payables	1,678,482	2,004,266
Other payables – related parties	218	—
Long-term bank loans (including current portion)	9,789,518	9,041,645
Guarantee deposits	1,092	1,095

	13,623,663	12,839,324

Lease liabilities (including current portion)	—	692,951

Information on Assets and Liabilities Denominated in Foreign Currencies whose Values would be Materially Affected by Exchange Rate Fluctuations	The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:

	December 31, 2018
	Foreign currency	Exchange rate	Carrying amount (NT$000)
(Foreign currency: functional currency)
Financial assets
Monetary items
US$000	170,270	30.7150	5,229,843
JPY000	177,557	0.2782	49,396
RMB000	8,850	4.4720	39,577
Financial liabilities
Monetary items
US$000	18,230	30.7150	559,934
JPY000	2,436,140	0.2782	677,734

	December 31, 2019
	Foreign currency	Exchange rate	Carrying amount (NT$000)
(Foreign currency: functional currency)
Financial assets
Monetary items
US$000	188,369	29.9800	5,647,303
JPY000	266,819	0.2760	73,642
RMB000	6,197	4.3050	26,678
Financial liabilities
Monetary items
US$000	7,867	29.9800	235,853
JPY000	1,033,394	0.2760	285,217

Details of Exposure to Currency Risk Arising from Recognized Monetary Assets or Liabilities Denominated in a Currency Other Than Functional Currency	Analysis of foreign currency market risk arising from significant foreign exchange variations:

	2018
	Change in exchange rate	Effect on profit (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
Monetary items
US$000	5%	261,492	—
JPY000	5%	2,470	—
RMB000	5%	1,979	—
Financial liabilities
Monetary items
US$000	5%	27,997	—
JPY000	5%	33,887	—

	2019
	Change in exchange rate	Effect on profit (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
Monetary items
US$000	5%	282,365	—
JPY000	5%	3,682	—
RMB000	5%	1,334	—
Financial liabilities
Monetary items
US$000	5%	11,793	—
JPY000	5%	14,261	—

Summary of Loss Rate Methodology	As of December 31, 2018 and 2019 the loss rate methodologies are as follows:

	December 31, 2018
	Contract assets	Accounts and notes receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
Expected loss rate	0.045%	0.045%	0.045%
Total carrying amount	299,970	4,749,569	66,181
Loss allowance	(135)	(2,141)	(13)

	December 31, 2019
	Contract assets	Accounts and notes receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
Expected loss rate	0.030%	0.030%	0.030%
Total carrying amount	377,983	4,456,065	92,642
Loss allowance	(114)	(1,351)	(18)

Summary of Movements in Relation to Loss Allowance for Contract Assets, Accounts Receivable and Other Receivables
7.	Under the simplified approach, movements in relation to loss allowance for contract assets, accounts receivable, and other receivables are as follows:

	2018
	Contract assets	Accounts and notes receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
January 1_ IAS 39	—	—	—
Adjustments for applying new standards	(115)	(1,819)	(7)

January 1_IFRS 9 (Note)	(115)	(1,819)	(7)
Provision for impairment loss	(20)	(322)	(7)
Reversal of impairment loss	—	—	1

December 31	(135)	(2,141)	(13)

Note:	The Group initially applied IFRS 9 on January 1, 2018, and recorded loss allowance based on expected credit loss.

	2019
	Contract assets	Accounts and notes receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
January 1	(135)	(2,141)	(13)
Provision for impairment loss	—	—	(5)
Reversal of impairment loss	21	790	—

December 31	(114)	(1,351)	(18)

Summary Of Investments Financial Assets At Amortized cost
For investments in debt instruments at amortized cost, the credit rating levels are as follows:

	December 31, 2018
		By lifetime
	12 months	Increase in credit risk	Impairment of credit	Total
	NT$000	NT$000	NT$000	NT$000
Financial assets at amortized cost
Bank deposits (Note)	268,271	—	—	268,271

	December 31, 2019
		By lifetime
	12 months	Increase in credit risk	Impairment of credit	Total
	NT$000	NT$000	NT$000	NT$000
Financial assets at amortized cost
Bank deposits (Note)	237,420	—	—	237,420

Note: Time deposits with contract period over three months and restricted bank deposits.

Maturity Profile of Non-derivative Financial Liabilities Based on Contracted Undiscounted Payments

	December 31, 2018
	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
	NT$000	NT$000	NT$000	NT$000	NT$000
Non-derivative financial liabilities
Long-term bank loans	927,243	1,814,344	7,734,983	—	10,476,570
Lease obligations payable	18,000	—	—	—	18,000
Guarantee deposits	—	—	—	1,092	1,092

	945,243	1,814,344	7,734,983	1,092	10,495,662

	December 31, 2019
	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
	NT$000	NT$000	NT$000	NT$000	NT$000
Non-derivative financial liabilities
Long-term bank loans	914,159	1,786,842	6,848,327	—	9,549,328
Lease liabilities	36,806	60,111	57,836	762,699	917,452
Guarantee deposits	—	—	—	1,095	1,095

	950,965	1,846,953	6,906,163	763,794	10,467,875

Summary of Natures of Assets and Liabilities
i)	The related information of natures of the assets and liabilities is as follows:

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	NT$000	NT$000	NT$000	NT$000
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
- Foreign partnership interests	—	—	11,471	11,471
Financial assets at fair value through other comprehensive income
- Foreign unlisted stocks	—	—	174,357	174,357

	—	—	185,828	185,828

	December 31, 2019
	Level 1	Level 2	Level 3	Total
	NT$000	NT$000	NT$000	NT$000
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
- Foreign partnership interests	—	—	11,038	11,038
Financial assets at fair value through other comprehensive income
- Foreign unlisted stocks	—	—	121,808	121,808

	—	—	132,846	132,846

Summary of Movements of Level 3
(d)	The following table shows the movements of Level 3 for the years ended December 31, 2018 and 2019:

	December 31, 2018
	Debt instruments	Equity instruments	Total
	NT$000	NT$000	NT$000
January 1	—	—	—
Effects on initial application of IFRS 9	11,433	89,335	100,768
Gains or losses recognized in profit or loss
Recorded as non-operating income	38	—	38
Gains or losses recognized in other comprehensive income
Recorded as unrealized gains on valuation of financial assets at fair value through other comprehensive income	—	85,022	85,022

December 31	11,471	174,357	185,828

	December 31, 2019
	Debt instruments	Equity instruments	Total
	NT$000	NT$000	NT$000
January 1	11,471	174,357	185,828
Gains or losses recognized in profit or loss
Recorded as non-operating expenses	(433)	—	(433)
Gains or losses recognized in other comprehensive income
Recorded as unrealized losses on valuation of financial assets at fair value through other comprehensive income	—	(52,549)	(52,549)

December 31	11,038	121,808	132,846

Summary of Qualitative Information and Sensitivity Analysis of Changes in Significant Unobservable Inputs Under Valuation Model Used in Level 3 Fair Value Measurement

(f)	The following is the qualitative information and sensitivity analysis of changes in significant unobservable inputs under valuation model used in Level 3 fair value measurement:

	Fair value as of December 31, 2018	Valuation technique	Significant unobservable input	Range (weighted average method)	Relationship of inputs to fair value
	NT$000
Non-derivative debt instrument:
Foreign partnership interests	11,471	Discounted cash flow	Discount rate	0.35%	The lower the discount rate, the higher the fair value
Non-derivative equity instrument:
Foreign unlisted stocks	174,357	Comparable companies	Price to book ratio multiple	1.19	The higher the multiple, the higher the fair value
			Enterprise value to EBITDA multiple	7.69	The higher the multiple, the higher the fair value
			Discount for lack of marketability	15.80%	The higher the discount for lack of marketability, the lower the fair value

	Fair value as of December 31, 2019	Valuation technique	Significant unobservable input	Range (weighted average method)	Relationship of inputs to fair value
	NT$000
Non-derivative debt instrument:
Foreign partnership interests	11,038	Discounted cash flow	Discount rate	0.30%	The lower the discount rate, the higher the fair value
Non-derivative equity instrument:
Foreign unlisted stocks	121,808	Comparable companies	Price to book ratio multiple	1.22	The higher the multiple, the higher the fair value
			Enterprise value to EBITDA multiple	10.51	The higher the multiple, the higher the fair value
			Discount for lack of marketability	15.80%	The higher the discount for lack of marketability, the lower the fair value

Summary of Effect of Profit or Loss or of Other Comprehensive Income from Financial Assets Categorized

			December 31, 2018
			Recognized in profit or loss		Recognized in other comprehensive income
	Input	Change	Favorable change	Unfavorable change	Favorable change	Unfavorable change
			NT$000	NT$000	NT$000	NT$000
Financial assets
Foreign partnership interests	Discount rate	Note	—	—	—	—
Foreign unlisted stocks	Price to book ratio multiple	± 1%	—	—	69	68
	Enterprise value to EBITDA multiple	± 1%	—	—	1,563	1,512
	Discount for lack of marketability	± 1%	—	—	2,093	2,050

			—	—	3,725	3,630

			December 31, 2019
			Recognized in profit or loss		Recognized in other comprehensive income
	Input	Change	Favorable change	Unfavorable change	Favorable change	Unfavorable change
			NT$000	NT$000	NT$000	NT$000
Financial assets
Foreign partnership interests	Discount rate	Note	—	—	—	—
Foreign unlisted stocks	Price to book ratio multiple	± 1%	—	—	53	53
	Enterprise value to EBITDA multiple	± 1%	—	—	850	900
	Discount for lack of marketability	± 1%	—	—	1,460	1,460

			—	—	2,363	2,413